LOANS PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
LOANS PAYABLE
Schedule Of Loans Payable
	September 30, 2024	December 31, 2023
Promissory notes	$1,198,617	$5,808,705
Total loans payable	1,198,617	5,808,705
Less: Unamortized debt discount or debt issuance costs	-	(177,072)
Less current portion	(1,198,617)	(5,631,633)
Non-current portion	$-	$-

	December 31, 2023	December 31, 2022
Promissory notes	$5,808,705	$6,153,272
Factoring arrangement	-	281,277
Total loans payable	5,808,705	6,434,549
Less: Unamortized debt discount or debt issuance costs	(177,072)	(1,473,351)
Less current portion	(5,631,633)	(3,700,855)
Non-current portion	$-	$1,260,343

Schedule Of future principal payments
Year Ending December 31,
2024	$5,808,705